Putnam Sustainable Retirement Maturity Fund†
	†Prior to February 10, 2023 the fund was named Putnam RetirementReady Maturity Fund.
	The fund's portfolio
	04/30/23 (Unaudited)
		Shares	Value
	Equity Investment Companies (25.7%)*
	Putnam Sustainable Leaders ETF(AFF)	1,320,773	$30,480,139
	Putnam Sustainable Future ETF(AFF)	831,532	14,773,829
	Putnam PanAgora ESG International Equity ETF(AFF)	436,182	9,119,344

	Total Equity Investment Companies (cost $53,847,585)		$54,373,312
	Fixed Income Investment Companies (74.2%)*
	Putnam ESG Core Bond ETF(AFF)	2,195,800	$109,164,197
	Putnam ESG High Yield ETF(AFF)	717,229	35,922,415
	Putnam ESG Ultra Short ETF(AFF)	238,635	11,979,477

	Total Fixed Income Investment Companies (cost $155,600,809)		$157,066,089
	Short-Term Investments (0.4%)*
	Putnam Government Money Market Fund Class P 4.40%(AFF)	766,554	$766,554

	Total Short-term Investments (cost $766,554)		$766,554

	Total Investments (cost $210,214,948)		$212,205,955
*	Percentages indicated are based on net assets of $211,760,390.

Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2022 through April 30, 2023 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.
(AFF)	Affiliated company.
	Security valuation: Effective February 10, 2023, the price of the fund’s shares is based on its net asset value (NAV), which in turn will be generally based on the last sale price or closing price of the underlying Putnam Funds in which it invests, which are classified as Level 1 or Level 2 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open. Prior to February 10, 2023, the price of the fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 or Level 2 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.
	ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
	Level 1: Valuations based on quoted prices for identical securities in active markets.
	Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

	Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
	The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
			Valuation inputs
	Investments in securities:	Level 1	Level 2	Level 3
	Equity Investment Companies	$54,373,312	$—	$—
	Fixed Income Investment Companies	157,066,089	—	—
	Short-Term Investments	766,554	—	—

	Totals by level	$212,205,955	$—	$—

Affiliated transactions
For investments in Putnam Government Money Market Fund Class P, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the voting securities, were as follows:
Affiliates	Fair value as of 7/31/22	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 4/30/23	Fair value as of 4/30/23
Putnam Sustainable Leaders ETF	$—	$31,325,439	$1,263,251	$—	$—	$(27,409)	$445,360	1,320,773	$30,480,139
Putnam Sustainable Future ETF	—	15,737,620	683,554	—	—	(13,368)	(266,869)	831,532	14,773,829
Putnam PanAgora ESG International Equity ETF	—	9,265,318	494,972	—	—	1,762	347,236	436,182	9,119,344
Putnam ESG Core Bond ETF	—	113,734,024	5,788,812	671,594	—	7,360	1,211,625	2,195,800	109,164,197
Putnam ESG High Yield ETF	—	37,206,311	1,519,255	389,464	—	(3,828)	239,187	717,229	35,922,415
Putnam ESG Ultra Short ETF	—	12,453,868	488,416	77,135	—	(443)	14,468	238,635	11,979,477
Putnam Government Money Market Fund Class P*	—	6,262,797	5,496,243	2,913	—	—	—	766,554	766,554
Putnam Fixed Income Absolute Return Fund Class P§	74,251,546	6,806,480	78,162,507	2,913,474	—	(9,164,185)	6,268,666	—	—
Putnam Multi-Asset Absolute Return Fund Class P∆	73,921,982	14,287,825	79,482,912	10,286,651	—	(8,735,567)	8,672	—	—
Putnam Dynamic Asset Allocation Conservative Fund Class P	86,558,235	10,205,007	91,159,017	820,350	3,300,846	(11,788,033)	6,183,808	—	—
Putnam Government Money Market Fund Class G	14,671,547	16,117,316	30,788,863	241,682	—	—	—	—	—
Totals	$249,403,310	$273,402,005	$295,327,802	$15,403,263	$3,300,846	$(29,723,711)	$14,452,153		$212,205,955
* Management fees incurred through investment in Putnam Government Money Market Fund Class P have been waived by the fund.
§Effective 2/28/23, the fund was renamed Putnam Core Bond Fund.
∆Effective 2/17/23, the fund merged into Putnam Multi-Asset Income Fund.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com